Share capital (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Share capital	$ 2,667,000,000	$ 3,402,000,000
Shareholders’ equity	$ 7,619,000,000	$ 7,656,000,000	$ 2,478,000,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	83,555,414	105,928,734
Shareholders’ equity	$ 2,667,000,000	$ 3,402,000,000
Ordinary shares | Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	81,273,936	103,647,256
Class B common shares | Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	2,281,478	2,281,478
Shareholders’ equity	$ 0	$ 0